Income Taxes - Additional Information (Detail) $ in Millions, R in Billions	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 ZAR (R)	Jun. 30, 2023 USD ($)
Disclosure Of Income Taxes [line items]
Income tax expense	$ 1,546		$ 1,192
Effective tax rate	34.10%	34.10%	31.90%
Exceptional tax expenses	$ (133)
South Africa Tax Matters [Member]
Disclosure Of Income Taxes [line items]
Exceptional tax expenses	$ (240)	R 4.5